Group information	12 Months Ended
Mar. 31, 2024
Disclosure of Group Information [Abstract]
Group information
40.
Group information
(a)
Subsidiaries

The Group’s subsidiaries along with the proportion of ownership interests and the voting rights held by the immediate holding company are disclosed below. The country of incorporation is also their principal place of business.

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2023	2024
1	ReNew Private Limited ^^	ReNew Energy Global Plc	India	93%	94%
2	ReNew Solar Power Private Limited^	ReNew Private Limited	India	100%	100%
3	ReNew Green Energy Solutions Private Limited( previously known as ReNew Wind Energy (Jath Three) Private Limited)	ReNew Private Limited	India	100%	100%
4	ReNew Fazilka Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
5	ReNew Transmission Ventures Private Limited	ReNew Private Limited	India	100%	100%
6	ReNew Power International Limited	ReNew Private Limited	United Kingdom	100%	100%
7	RMG Acquisition Corp II	ReNew Energy Global Plc	Cayman Islands	100%	100%
8	India Clean Energy Holdings	ReNew Energy Global Plc	Mauritius	100%	100%
9	Diamond II Limited	ReNew Energy Global Plc	Mauritius	100%	100%
10	ReNew Wind Energy (Jath) Limited	ReNew Private Limited	India	100%	100%
11	ReNew Wind Energy (Karnataka) Private Limited	ReNew Green Energy Solutions Private Limited	India	72%	71%
12	ReNew Wind Energy (AP) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	66%
13	ReNew Solar Energy (Jharkhand Three) Private Limited	ReNew Solar Power Private Limited	India	51%	51%
14	ReNew Solar Energy (Telangana) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
15	ReNew Surya Alok Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
16	ReNew Sunlight Energy Private Limited	ReNew Green Energy Solutions Private Limited	India	63%	63%
17	ReNew Surya Uday Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
18	ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)	ReNew Private Limited	India	100%	100%
19	ReNew Photovoltaics Private Limited (Formerly known as ReNew Saksham Urja Private Limited)%	ReNew Shakti Four Private Limited	India	100%	100%
20	ReNew E-Fuels Private Limited	ReNew Private Limited	India	100%	100%
21	ReNew Jal Urja Private Limited	ReNew Power Services Private Limited	India	100%	100%
22	ReNew Wind Energy (Welturi) Private Limited	ReNew Private Limited	India	100%	100%
23	ReNew Wind Energy (Devgarh) Private Limited	ReNew Private Limited	India	100%	100%
24	ReNew Wind Energy (Rajkot) Private Limited	ReNew Private Limited	India	100%	100%
25	ReNew Wind Energy Delhi Private Limited	ReNew Private Limited	India	100%	100%
26	ReNew Wind Energy (Shivpur) Private Limited	ReNew Private Limited	India	100%	100%
27	ReNew Wind Energy (Jadeswar) Private Limited	ReNew Private Limited	India	100%	100%
28	ReNew Wind Energy (Varekarwadi) Private Limited	ReNew Private Limited	India	100%	100%
29	ReNew Wind Energy (MP) Private Limited	ReNew Private Limited	India	100%	100%
30	ReNew Wind Energy (AP 3) Private Limited	ReNew Private Limited	India	100%	100%
31	ReNew Wind Energy (MP Two) Private Limited	ReNew Private Limited	India	100%	100%
32	ReNew Wind Energy (Rajasthan One) Private Limited	ReNew Private Limited	India	100%	100%
33	ReNew Wind Energy (Jamb) Private Limited	ReNew Private Limited	India	100%	100%
34	ReNew Wind Energy (Orissa) Private Limited	ReNew Private Limited	India	100%	100%
35	ReNew Wind Energy (TN) Private Limited	ReNew Private Limited	India	100%	100%
36	ReNew Wind Energy (AP2) Private Limited	ReNew Private Limited	India	100%	100%
37	ReNew Wind Energy (Karnataka Two) Private Limited	ReNew Private Limited	India	100%	100%
38	ReNew Wind Energy (Vaspet 5) Private Limited	ReNew Private Limited	India	100%	100%
39	ReNew Wind Energy (AP 4) Private Limited	ReNew Private Limited	India	100%	100%
40	ReNew Wind Energy (MP One) Private Limited	ReNew Private Limited	India	100%	100%
41	ReNew Wind Energy (Karnataka Five) Private Limited	ReNew Private Limited	India	100%	100%
42	Narmada Wind Energy Private Limited	ReNew Private Limited	India	100%	100%
43	Abaha Wind Energy Developers Private Limited	ReNew Private Limited	India	100%	100%
44	Helios Infratech Private Limited	ReNew Private Limited	India	100%	100%
45	Shruti Power Projects Private Limited	ReNew Private Limited	India	100%	100%
46	Kanak ReNewables Limited	ReNew Private Limited	India	100%	100%
47	Ostro Raj Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
48	Ostro Madhya Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
49	Ostro Anantapur Private Limited	Ostro Energy Private Limited	India	100%	100%
50	Bidwal Renewable Private Limited	ReNew Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2023	2024
51	Zemira ReNewable Energy Limited	ReNew Private Limited	India	100%	100%
52	Renew Vyan Shakti Private Limited	ReNew Private Limited	India	100%	100%
53	ReNew Pawan Urja Private Limited	ReNew Private Limited	India	100%	100%
54	ReNew Pawan Shakti Private Limited	ReNew Private Limited	India	100%	100%
55	ReNew Naveen Urja Private Limited	ReNew Private Limited	India	100%	100%
56	ReNew Samir Urja Private Limited	ReNew Private Limited	India	100%	100%
57	ReNew Samir Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
58	ReNew Solar Energy (Rajasthan) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
59	ReNew Solar Energy (TN) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
60	ReNew Solar Energy (Karnataka) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
61	ReNew Saur Urja Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
62	ReNew Clean Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
63	ReNew Solar Services Private Limited^	ReNew Green Energy Solutions Private Limited	India	100%	100%
64	ReNew Agni Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
65	ReNew Saur Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
66	ReNew Solar Energy (Jharkhand One) Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
67	ReNew Solar Energy (Jharkhand Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
68	ReNew Solar Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
69	ReNew Wind Energy (Karnataka 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
70	ReNew Wind Energy (MP Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
71	ReNew Wind Energy (Maharashtra) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
72	ReNew Wind Energy (Karnataka 4) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
73	Bhumi Prakash Private Limited	ReNew Solar Power Private Limited	India	100%	100%
74	Tarun Kiran Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
75	ReNew Wind Energy (AP Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
76	Symphony Vyapaar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
77	Lexicon Vanijya Private Limited	ReNew Solar Power Private Limited	India	100%	100%
78	Star Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
79	Sungold Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
80	ReNew Wind Energy (Budh 3) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
81	ReNew Wind Energy (TN 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
82	Vivasvat Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	—
83	Nokor Solar Energy Private limited	ReNew Solar Power Private Limited	India	100%	—
84	Akhilagya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
85	Abha Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	—
86	Izra Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	—
87	Nokor Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	—
88	Zorya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
89	Auxo Solar Energy Private Limited	ReNew Wind Energy (TN) Private Limited	India	100%	100%
90	Renew Sun Waves Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
91	Auxo Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
92	Renew Sun Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
93	Renew Sun Bright Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
94	Renew Services Private Limited$	ReNew Private Limited	India	100%	100%
95	Renew Sun Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
96	Greenyana Sunstream Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
97	Renew Solar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	—
98	Renew Vyoman Energy Private limited	ReNew Private Limited	India	100%	100%
99	Renew Vyoman Power Private Limited	ReNew Vikram Shakti Private Limited	India	100%	100%
100	Renew Surya Roshni Private limited	ReNew Solar Power Private Limited	India	100%	100%
101	ReNew Surya Aayan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
102	ReNew Solar Vidhi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
103	ReNew Solar Stellar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
104	ReNew Solar Piyush Private Limited	ReNew Solar Power Private Limited	India	100%	100%
105	ReNew Surya Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
106	ReNew Sun Renewables Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
107	ReNew Sun Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
108	ReNew Ravi Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
109	ReNew Surya Ravi Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
110	ReNew Dinkar Jyoti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
111	ReNew Dinkar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
112	ReNew Bhanu Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2023	2024
113	ReNew Ushma Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
114	ReNew Surya Spark Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
115	ReNew Hans Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
116	ReNew Solar (Shakti One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
117	ReNew Solar (Shakti Two) Private Limited	ReNew Vikram Shakti Private Limited	India	100%	100%
118	ReNew Solar (Shakti Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
119	ReNew Solar (Shakti Four) Private Limited	ReNew Private Limited	India	100%	100%
120	ReNew Solar (Shakti Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
121	ReNew Solar (Shakti Six) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
122	ReNew Solar (Shakti Seven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
123	ReNew Solar (Shakti Eight) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
124	ReNew Green (MHH One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
125	ReNew Green (MHP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
126	ReNew Green (TNJ One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
127	ReNew Green (GJS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
128	ReNew Green (GJS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
129	ReNew Green (MHK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
130	ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited')	ReNew Green Energy Solutions Private Limited	India	51%	51%
131	ReNew Green (GJS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
132	ReNew Green (GJ five) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
133	ReNew Green (GJ Six) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
134	ReNew Green (GJ seven) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
135	ReNew Green (MHK One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
136	ReNew Green (MHP Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
137	ReNew Green (TNJ Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
138	ReNew Green (MPR Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	55%
139	ReNew Green (KAK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
140	ReNew Green (KAK Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
141	ReNew Green (MHS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	74%
142	ReNew Green (GJ Ten) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
143	ReNew Green (GJ Eleven) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
144	ReNew Green (GJ Twelve) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
145	ReNew Green (GJ Thirteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
146	ReNew Green (KAK Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
147	ReNew Green (MPR Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
148	ReNew Green (MPR Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
149	ReNew Green (TN Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
150	ReNew Green (TN Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
151	ReNew Green (CGS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
152	ReNew Nizamabad Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
153	ReNew Warangal Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
154	ReNew Narwana Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
155	Sunworld Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
156	Neemuch Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
157	Purvanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
158	Rewanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
159	ReNew Medak Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
160	ReNew Ranga Reddy Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
161	ReNew Karimnagar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
162	ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')	Acme Solar Holding Private Limited	India	49%	49%
163	Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')	ReNew Solar Power Private Limited	India	100%	100%
164	ReNew Vikram Shakti Private Limited	ReNew Private Limited	India	100%	100%
165	ReNew Tapas Urja Private Limited	ReNew Private Limited	India	100%	100%
166	ReNew Green (GJ Nine) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
167	ReNew Green (CGS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
168	ReNew Green (MPR One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
169	ReNew Vidyut Tej Private Limited	ReNew Private Limited	India	100%	100%
170	ReNew Vidyut Shakti Private Limited	ReNew Private Limited	India	100%	100%
171	ReNew Power Synergy Private Limited	ReNew Private Limited	India	100%	100%
172	Koppal- Narendra Transmission Limited*	ReNew Transmission Ventures Private Limited	India	51%	51%
173	ReNew Solar (Shakti Nine) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
174	ReNew Solar (Shakti Ten) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
175	ReNew Solar (Shakti Eleven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
176	ReNew Solar (Shakti Twelve) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
177	ReNew Solar (Shakti Thirteen) Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2023	2024
178	IB Vogt Solar Seven Private Limited	ReNew Solar Power Private Limited	India	49%	49%
179	Corneight Parks Private Limited	ReNew Solar Power Private Limited	India	100%	100%
180	Climate Connect Digital Limited	Regent Climate Connect Knowledge Solutions Private Limited	United Kingdom	100%	100%
181	India ReNew Energy Limited	ReNew Energy Global Plc	Mauritius	100%	100%
182	ReNew Green (GJ Fourteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
183	ReNew Green (GJ Fifteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
184	ReNew Green (MHS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
185	ReNew Green (MHS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
186	ReNew Green (UP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
187	ReNew Green (HPR One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
188	ReNew Green (KAK Five) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
189	ReNew Green (MHP Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
190	Gadag II-A Transmission Limited*	ReNew Transmission Ventures Private Limited	India	100%	100%
191	ReNew Power Services Private Limited$	ReNew Private Limited	India	100%	100%
192	Ostro Energy Private Limited	ReNew Power Services Private Limited	India	100%	100%
193	Ostro ReNewables Private Limited	Ostro Energy Private Limited	India	100%	100%
194	Ostro Urja Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
195	Ostro Mahawind Power Private Limited	Ostro Energy Private Limited	India	100%	100%
196	ReNew Wind Energy (MP Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
197	Renew Surya Vihaan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
198	ReNew Tej Shakti Private Limited	ReNew Private Limited	India	100%	100%
199	ReNew Urja Shachar Private Limited	ReNew Private Limited	India	100%	100%
200	ReNew Green (GJ Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
201	ReNew Green (GJ Eight) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
202	Gadag Transmission Limited*	ReNew Transmission Ventures Private Limited	India	100%	51%
203	Renew Green (MHP Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
204	Aalok Solarfarms Limited	Ostro Energy Private Limited	India	75%	100%
205	Abha Solarfarms Limited	Ostro Energy Private Limited	India	75%	100%
206	Shreyas Solarfarms Limited	Ostro Energy Private Limited	India	75%	100%
207	Heramba Renewables Limited	Ostro Energy Private Limited	India	75%	100%
208	ReNew Wind Energy (Rajasthan) Private Limited	ReNew Private Limited	India	100%	100%
209	Prathamesh Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
210	AVP Powerinfra Private Limited	Ostro Energy Private Limited	India	100%	100%
211	Badoni Power Private Limited	Ostro Energy Private Limited	India	100%	100%
212	ReNew Vayu Urja Private Limited	ReNew Private Limited	India	100%	100%
213	ReNew Wind Energy (Rajasthan Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
214	Pugalur Renewable Private Limited	ReNew Private Limited	India	100%	100%
215	ReNew Wind Energy (Rajasthan 2) Private Limited^	ReNew Private Limited	India	100%	100%
216	ReNew Wind Energy (Sipla) Private Limited	ReNew Private Limited	India	100%	100%
217	Molagavalli Renewable Private Limited	ReNew Private Limited	India	100%	100%
218	Regent Climate Connect Knowledge Solutions Private Limited	ReNew Private Limited	India	100%	100%
219	ReNew Surya Jyoti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
220	ReNew Surya Pratap Private Limited	ReNew Surya Vihaan Private Limited	India	100%	100%
221	ReNew Vayu Energy Private Limited	ReNew Private Limited	India	100%	100%
222	Ostro Rann Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
223	Ostro Bhesada Wind Private Limited^	Ostro Energy Private Limited	India	100%	100%
224	Ostro Dhar Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
225	Ostro Alpha Wind Private Limited	ReNew Green Energy Solutions Private Limited	India	73%	73%
226	Ostro AP Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
227	Ostro Andhra Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
228	Ostro Kannada Power Private Limited	Ostro Energy Private Limited	India	100%	100%
229	Ostro Dakshin Power Private Limited	Ostro Energy Private Limited	India	100%	100%
230	Ostro Jaisalmer Private Limited	Ostro Energy Private Limited	India	100%	100%
231	Ostro Kutch Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
232	Renew Akshay Urja Limited	Renew Solar Power Private Limited	India	100%	100%
233	ReNew Surya Ojas Private Limited	Renew Solar Power Private Limited	India	100%	51%
234	ReNew Solar Energy (Jharkhand Four) Private limited	Renew Solar Power Private Limited	India	100%	100%
235	Rajat ReNewables Limited	ReNew Private Limited	India	100%	100%
236	ReNew Wind Energy (Rajasthan 3) Private Limited	ReNew Private Limited	India	100%	100%
237	ReNew Surya Kiran Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
238	ReNew Mega Solar Power Private Limited	Renew Solar Power Private Limited	India	100%	100%
239	ReNew Green Projects Pte Ltd	ReNew Energy Global Plc	Singapore	-	85%
240	ReNew Energy Global Americas Inc	ReNew Private Limited	India	-	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2023	2024
241	ReNew Hydro Power Private Limited	ReNew Private Limited	India	-	100%

All Group companies listed above are engaged in activities relating to generation of power through non-conventional and renewable energy sources except for the below mentioned

^ These companies are also engaged in providing EPC services apart from generation of power through non-conventional and renewable energy sources.

$ These companies are engaged in providing services for operation and maintenance.

* These companies are engaged in construction / maintenance of transmission lines.

% This Company is engaged in module maufacturing activity.

^^ RPL is deemed to be the accounting acquirer in the transaction (refer Note 2.3). The remaining 6% shareholding are held by non controlling interest which are material to the Group.